Acquisitions - Purchase Price (Details) - USD ($) $ in Millions			12 Months Ended
	Aug. 31, 2017	Aug. 23, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Cash paid			$ 481	$ 557	$ 111
Total net consideration paid			202	0	$ 0
FNF | Title Guaranty of Hawaii
Business Acquisition [Line Items]
Cash paid	$ 98
Less: Cash acquired	(5)
Total net consideration paid	93
Consideration transferred	$ 98
FNF | Title Acquisitions
Business Acquisition [Line Items]
Cash paid				92
Less: Cash acquired				(3)
Total net consideration paid				$ 89
FNF | Real Estate Technology Acquisitions
Business Acquisition [Line Items]
Cash paid			101
Less: Cash acquired			(3)
Total net consideration paid			98
Less: Contingent consideration payable			(16)
Consideration transferred			$ 82
FNF | Commissions, Inc.
Business Acquisition [Line Items]
Cash paid		$ 240
Less: Cash acquired		(11)
Total net consideration paid		$ 229